Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Revenue [Abstract]
Subsidy	$ 1,122,256	$ 1,263,180	$ 1,529,831
Total	$ 1,122,256	$ 1,263,180	$ 1,529,831